Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 19.4	$ 19.6	$ 18.3
Maximum lease term	5 years
Average lease income	0.1
Total lease income	1.6	1.5	1.6
Maximum lease renewal period	50 years
Rent expense	10.7	11.4	10.6
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	50 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	7.6	9.5
Accumulated depreciation	$ 2.4	$ 3.0